Supplement
dated September 8, 1999
to the College Retirement Equities Fund Semi-Annual Report for the Stock Account, dated June 30, 1999

The footnotes  (x)(o) to the Centura  Banks,  Inc.  holding,  in the  Depository
Institutions  industry  (on  page  22),  is  incorrect.   Please  disregard  the
footnotes.



Supplement
dated September 8, 1999
to the College Retirement Equities Fund Semi-Annual Report for the Equity Index Account, dated June 30, 1999

The footnotes  (x)(o) to the Centura  Banks,  Inc.  holding,  in the  Depository
Institutions  industry  (on  page  79),  is  incorrect.   Please  disregard  the
footnotes.